Stock Based Compensation Plans: (Details 1) - $ / shares	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Stock Based Compensation Plans: [Abstract]
Options outstanding - beginning of period	5,698,000	5,443,000
Weighted average exercise price -Options outstanding	$ 2.31	$ 2.21
Options exercised	0	(37,500)
Weighted average exercise price -Options exercised	$ 0	$ 1.82
Options granted	315,000	0
Weighted average exercise price -Options granted	$ 3.90	$ 0
Options outstanding - end of period	6,013,000	5,405,500
Weighted average exercise price -Options outstanding	$ 2.40	$ 2.21
Options exercisable - end of period	5,834,663	4,455,500
Weighted average exercise price -Options exercisable	$ 2.35	$ 2.28